Economic Activity (Tables)	12 Months Ended
Dec. 31, 2024
Dentegra Seguros Dentales, S.A. [Member]
Disclosure Of Reporting Entity Economic Activity Information [Line Items]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination
Identifiable assets acquired and liabilities assumed

In thousands of soles	Note
Cash and cash equivalents		4,310
Other accounts receivables		1,868
Other investments		65,605
Intangible assets	12	3,411
Property, furniture and equipment	11	358
Deferred tax assets		1,484
Trade accounts payable and other accounts payable		(30,417)
Insurance contract liabilities	32	(2,299)

Total identifiable net assets acquired		44,320

Disclosure of acquisition date fair value of total consideration transferred
The following table summarizes the fair value at the acquisition date of each major class of consideration transferred:

In thousands of soles
Cash	64,304
Account payables to former shareholder	1,347

Total consideration transferred	65,651

Disclosure of reconciliation of changes in goodwill
This acquisition resulted in goodwill, which has been determined as follows:

In thousands of soles
Consideration transferred	65,651
(Less)
Fair value of identifiable net assets	(44,320)

Goodwill	21,331

Disclosure of detailed information about business combination
The net cash flows incurred as a result of the acquisition is presented below:

In thousands of soles
Consideration transferred in cash	64,304
Cash and cash equivalents from the entity	(4,310)

Net cash flows incurred	59,994

Disclosure of fair value of material assets acquired valuation techniques
The valuation techniques used for measuring the fair value of material assets acquired were as follows:

Assets acquired	Valuation technique
Trademark
“Dentegra” is trademark of the acquired entity, for which a right to use the trademark was signed. This brand has a local presence and offers a broad portfolio of dental and vision insurance services. Of the three main approaches of value (income, market and cost) and the methods that include these approaches, the Group considered the relief from royalty (RFR) method within the income approach as the most appropriate to assess the value of the brand.

The basic principle of the RFR method is that without ownership of the intangible in question, the user of such intangible would have to make a stream of payments to the asset owner in exchange for the rights to use that asset. By acquiring the intangible, the user avoids these payments.

Based on the projections of the purchase model, the projected income and cash flow of the brand was estimated for the years 2023-2027. As of 2028, a growth of 9.6% was considered according to Management. This growth was used to calculate the terminal value of the brand that has an indefinite useful life.

The royalty rate used for brand valuation is 0.4%. This royalty rate was obtained from comparable companies.

Brand valuation found a nominal discount rate in MXN (WACC) by estimating a cost of debt (Kd) and equity (CoK).

Entities [Member]
Disclosure Of Reporting Entity Economic Activity Information [Line Items]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination
Identifiable assets acquired and liabilities assumed

In thousands of soles	Note
Cash and cash equivalents		17,792
Trade accounts receivable and other accounts receivables		70,549
Inventory		10,009
Intangible assets	12	606,620
Property, furniture and equipment	11	1,083,894
Investment properties		4,647
Trade accounts payable and other accounts payable		(97,279)
Loans and borrowings	15	(13,830)
Contingent liabilities	18	(14,119)
Deferred tax liability	14	(410,754)

Total identifiable net assets acquired		1,257,529

Disclosure of acquisition date fair value of total consideration transferred
The following table summarizes the fair value as of the acquisition date of each major class of consideration transferred:

In thousands of soles
Cash	2,589,679
Holdback	93,317

Total consideration transferred / to be transferred	2,682,996

Disclosure of reconciliation of changes in goodwill
This acquisition resulted in goodwill, which has been determined as follows:

In thousands of soles
Consideration transferred	2,682,996
Purchase price adjustment	(8,193)
(Less)
Fair value of identifiable net assets	(1,257,529)

Goodwill	1,417,274

Disclosure of detailed information about business combination
The net cash flows incurred as a result of the acquisition is presented below:

In thousands of soles
Consideration transferred in cash	2,589,679
Cash and cash equivalents from the entities	(17,792)

Net cash flows incurred	2,571,887

Disclosure of fair value of material assets acquired valuation techniques
The valuation techniques used for measuring the fair value of material assets acquired were as follows:

Assets and liabilities acquired	Valuation technique
Trademarks
“Oca” and “Doctors” are trademarks of the acquired group. These brands have a local presence and offer a broad portfolio of healthcare services to their patients. Of the three main approaches of value (income, market and cost) and the methods that include these approaches, the Group considered the relief from royalty (RFR) method within the income approach as the most appropriate to assess the value of the brands.

The basic principle of the RFR method is that without ownership of the intangible in question, the user of such intangible would have to make a stream of payments to the asset owner in exchange for the rights to use that asset. By acquiring the intangible, the user avoids these payments.

Based on the projections of the purchase model, the projected income and cash flow of the brands was estimated for the years 2022-2027. As of 2028, a growth of 2.3% is estimated according to Management. This growth was used to calculate the terminal value of brands that have an indefinite useful life.

The royalty rate used for brand valuation was 2.5%. This royalty rate was obtained from comparable companies.

Brands valuation found a nominal discount rate in MXN (WACC) by estimating a cost of debt (Kd) and equity (CoK).

Customer relationship
Contracts agreed with doctors in connection with the healthcare services, mainly, in which a number of services are contracted for an established population. It is considered that they meet the criteria established for the recognition of said intangible asset.

The multi-period excess earnings method (“MPEEM”) within the income approach is the most appropriate to value this asset. The MPEEM determines the value of an intangible as the present value of the incremental after-tax
cash flows attributable only to the subject intangible after deducting the Contributory Asset Charges (CAC). The concept behind the CAC is that an intangible ‘rents’ or ‘leases’ from a hypothetical third party all the assets it requires to produce the cash flows resulting from its development, that each project leases only those assets it needs (including trading elements) and not those it does not need, and that each project pays to the owner of the assets a fair return (where appropriate) on the value of the leased assets.

Property, furniture and equipment and Investment properties	Market comparison technique and cost technique: The valuation model considers market prices quoted for similar items when they are available, and depreciated replacement cost when appropriate. Depreciated replacement cost reflects adjustments for physical deterioration, as well as functional and economic obsolescence.

Oncomedica S.A [Member]
Disclosure Of Reporting Entity Economic Activity Information [Line Items]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination
Identifiable assets acquired and liabilities assumed

In thousands of soles	Note
Cash and cash equivalents		15,966
Trade accounts receivable and other accounts receivables		198,129
Inventory		5,324
Intangible assets	12	66,053
Property, furniture and equipment	11	168,501
Right-of-use assets	13	21,679
Trade accounts payable and other accounts payable		(126,372)
Loans and borrowings	15	(48,440)
Lease liabilities	13	(21,551)
Deferred tax liability	14	(32,952)

Total identifiable net assets acquired		246,337

Disclosure of acquisition date fair value of total consideration transferred
The following table summarizes the fair value as of the acquisition date of each major class of consideration transferred:

In thousands of soles
Cash	396,800
Contingent consideration	79,461

Total consideration transferred	476,261

Disclosure of reconciliation of changes in goodwill
This acquisition resulted in a goodwill, which has been determined as follows:

In thousands of soles
Consideration transferred	476,261
Non-controlling interest	73,901
(Less)
Fair value of identifiable net assets	(246,337)

Goodwill	303,825

Disclosure of detailed information about business combination
The net cash flows incurred as a result of the acquisition is presented below:

In thousands of soles
Consideration transferred	396,800
Cash and cash equivalents from Oncomedica S.A. and Subsidiaries	(15,966)

Net cash flows incurred	380,834

Disclosure of fair value of material assets acquired valuation techniques
The valuation techniques used for measuring the fair value of material assets acquired were as follows:

Assets and liabilities acquired	Valuation technique
Trademarks
IMAT is the trademark of the acquired group. This brand has a local presence and offers a broad portfolio of healthcare services to patients. Of the three main approaches of value (income, market and cost) and the methods that include these approaches, the Company considered the relief from royalty (RFR) method within the income approach as the most appropriate to assess the value of the IMAT brand.

The basic principle of the RFR method is that without ownership of the intangible in question, the user of such intangible would have to make a stream of payments to the asset owner in exchange for the rights to use that asset. By acquiring the intangible, the user avoids these payments.

Based on the projections of the purchase model, the projected income and cash flow of IMAT was estimated for the years 2022-2027, and as of 2028, a growth of 2.93% is estimated according to Management. This growth was used to calculate the terminal value of brands that have an indefinite useful life.

The royalty rate used for brand valuation is 2.70%. This royalty rate was obtained from comparable companies.

Brand valuation found a nominal discount rate in COP (WACC) by estimating a cost of debt (Kd) and equity (CoK). Additionally, a premium of 1.0% will be considered on the WACC related to the lower liquidity of the intangible asset compared to other assets (considered discount rate of 14.03%).

Property, furniture and equipment	Market comparison technique: The valuation model considers market prices quoted for similar items when they are available.

Loans and borrowings	Oncomedica S.A. and its subsidiaries’ loans and borrowings are private debt. Due to this, Management has used a valuation technique that maximizes the use of relevant observable inputs and has considered the contractual cash flows of the remaining debt discounted at the rate that best represents Oncomedica S.A. and its subsidiaries’ credit risk at the acquisition date.